Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 15 — Commitments and contingencies

Contingencies

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Company’s financial position, results of operations or cash flows.

However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis. The Company has not recorded material liabilities in this regard as of December 31,2025 and June 30, 2026, respectively.